Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Summary of Finance Costs
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Cash finance expense
Interest on Syndicated Credit Agreement	4,546	1,746	—
Interest on Credit Facilities	—	1,818	437
Interest on Term Debt Facility	2,936	3,478	—
Interest on Senior Convertible Notes	—	375	—
Interest on Convertible Notes	—	2,574	421
Interest on other debt	—	1,526	1,659
Other finance costs	286	2,909	399
	7,768	14,426	2,916
Non-cash finance expense (income)
Accretion	1,622	5,511	594
Amortization of debt issue costs	1,782	1,586	172
Change in fair value of convertible notes (note 16)	(7,141)	—	—
Change in fair value of derivative warrant liabilities (note 17)	12,995	—	—
Interest on Senior Convertible Notes	—	1,903	—
Loss on derivative liabilities	—	1,649	—
Loss on extinguishment of debt	—	488	—
Other	3	(67)	151
	9,261	11,070	917
Less: interest capitalized relating to CIP (note 10)	—	(1,280)	(2,036)
Interest income	(215)	—	—
	16,814	24,216	1,797